Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) customers
Corporate Information And Statement Of IFRS Compliance [Abstract]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets | $	$ 3,300
Number of significant customers | customers	6
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	25 years
Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	4 years
Mobile equipment & other assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years